Expense Example - PIMCO CommoditiesPLUS Strategy Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	76	286	514	1,169	86	317	568	1,285	91	344	617	1,395	665	953	1,263	2,140	297	657	1,143	2,485